Operating segment information (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Segment Profit by Operating Segment

€’000	For the year ended December 31, 2018
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	2 399	—	—	2 399
Revenue recognized over time	—	716	—	716
Total Revenue	2 399	716	—	3 115
Cost of Sales	—	—	—	—
Gross Profit	2 399	716	—	3 115
Research & Development expenses	(375)	(23 202)	—	(23 577)
General & Administrative expenses	—	—	(10 387)	(10 387)
Change in fair value of contingent consideration	—	(5 604)	—	(5 604)
Net Other income/(loss)	(686)	(1 161)	130	(1 717)
Operating Profit/(Loss)	1 338	(29 251)	(10 257)	(38 170)

Net financial income/(loss)	—	—	742	742
Profit/(Loss) before taxes	1 338	(29 251)	(9 515)	(37 428)
Income Taxes	—	—	—	—
Profit/(Loss) for the year 2018	1 338	(29 251)	(9 515)	(37 427)

€’000	For the year ended December 31, 2019
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	6	—	—	6
Revenue recognized over time	—	—	—	—
Total Revenue	6	—	—	6
Cost of Sales	—	—	—	—
Gross Profit	6	—	—	6
Research & Development expenses	(146)	(25 049)	—	(25 196)
General & Administrative expenses	—	—	(9 070)	(9 070)
Change in fair value of contingent consideration	—	433	—	433
Net Other income/(loss)	63	4 795	90	4 948
Operating Profit/(Loss)	(78)	(19 821)	(8 979)	(28 879)

Net financial income/(loss)	212	(183)	211	239
Profit/(Loss) before taxes	134	(20 005)	(8 769)	(28 640)
Income Taxes	—	—	8	8
Profit/(Loss) for the year 2019	134	(20 005)	(8 761)	(28 632)

€’000	For the year ended December 31, 2020
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	5	—	—	5
Revenue recognized over time	—	—	—	—
Total Revenue	5	—	—	5
Cost of Sales	—	—	—	—
Gross Profit	5	—	—	5
Research & Development expenses	(124)	(21 398)	—	(21 522)
General & Administrative expenses	—	—	(9 315)	(9 315)
Change in fair value of contingent consideration	—	9 228	—	9 228
Net Other income/(loss)	(2)	4 582	38	4 617
Operating Profit/(Loss)	(121)	(7 589)	(9 277)	(16 987)

Net financial income/(loss)	(33)	(182)	(3)	(217)
Profit/(Loss) before taxes	(154)	(7 771)	(9 280)	(17 204)
Income Taxes	—	—	—	—
Profit/(Loss) for the year 2020	(154)	(7 771)	(9 280)	(17 204)